Cover	May 01, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 01, 2025
Entity File Number	001-41378
Entity Registrant Name	Cartesian Growth Corporation II
Entity Central Index Key	0001889112
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	505 Fifth Avenue
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	461-6363
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units Each Consisting Of One Class A Ordinary Share And One Third Of One Warrant [Member]
Title of 12(b) Security	Units, each consisting of one class A ordinary share and one-third of one Warrant
Trading Symbol	RENEU
Security Exchange Name	NASDAQ
Common Class A [Member]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	RENE
Security Exchange Name	NASDAQ
Warrant [Member]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	RENEW
Security Exchange Name	NASDAQ